Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Short term liabilities	$ 118,000	$ 5,275,000	$ 3,274,000